INSTALLMENT LOAN PAYABLE (Details)	Jun. 30, 2019 USD ($)	Dec. 14, 2018 USD ($) Installments Days
Debt Instrument [Line Items]
Debt instrument, face value	$ 24,092
Debt issuance cost	$ 11,475
WebBank [Member]
Debt Instrument [Line Items]
Debt instrument, face value		$ 59,751
Debt issuance cost		$ 15,491
Number of installments | Installments		308
Amount paid in installments		$ 194
Number of paid days | Days		432